Cargill Transaction	12 Months Ended
May 31, 2011
Cargill Transaction [Abstract]
Cargill Transaction [Text Block]

2. CARGILL TRANSACTION

On May 25, 2011, we consummated the first in a series of transactions intended to result in the split-off and orderly distribution of Cargill's approximately 64% equity interest in us through a series of public offerings (the “Cargill Transaction”). These transactions include the following:

  A Merger (the “Merger”) between a subsidiary of GNS II (U.S.) Corp. (“GNS”) and MOS Holdings Inc. (“MOS Holdings”) that had the effect of recapitalizing our prior Common Stock into three classes: Common Stock, Class A Common Stock and Class B Common Stock. The Common Stock is substantially identical to our prior Common Stock, and all three new classes have the same economic rights as our prior Common Stock. Holders of the Common Stock and the Class A Common Stock have one vote per share on all matters on which they are entitled to vote, whereas holders of the Class B Common Stock have ten votes per share solely for the election of directors and one vote per share on all other matters on which they are entitled to vote. The Class A -Common Stock and the Class B Common Stock are subject to transfer restrictions, have conversion rights and class voting rights, and are not publicly traded. Following the Merger, our Common Stock continues to trade under the ticker symbol MOS.
  Prior to the Merger, GNS was a wholly-owned subsidiary of the company then known as The Mosaic Company. The Merger made GNS the parent company of MOS Holdings. In connection with the Merger, the company formerly known as The Mosaic Company was renamed MOS Holdings Inc. and GNS was renamed The Mosaic Company.
  In the Merger, a portion of our Common Stock held by Cargill was converted, on a one-for-one basis, into the right to receive Class A Common Stock and Class B Common Stock. Each other outstanding share of our prior Common Stock (including a portion of the shares of our prior Common Stock held by Cargill) was converted into the right to receive a share of our Common Stock.
  Cargill conducted a split-off (the “Split-off”) in which it exchanged 178.3 million of our shares that it received in the Merger for shares of Cargill stock held by certain Cargill stockholders (the “Exchanging Cargill Stockholders”). Immediately after the Split-off, the Exchanging Cargill Stockholders held approximately 40% of our total outstanding shares that represented approximately 82% of the total voting power with respect to the election of our directors.
  Cargill also exchanged the remaining 107.5 million of our shares that it received in the Merger with certain holders of Cargill debt (the “Exchanging Cargill Debt Holders”) for such Cargill debt (the “Debt Exchange”).
  Certain of the Exchanging Cargill Stockholders (the “MAC Trusts”) and the Exchanging Cargill Debt Holders (collectively, the “Selling Stockholders”) then sold an aggregate of 115.0 million shares of our Common Stock that they received in the Split-off and the Debt Exchange in an underwritten secondary public offering (the initial “Formation Offering”).

Pursuant to a ruling from the U.S. Internal Revenue Service, the Merger, Split-off and Debt Exchange are expected to be tax-free to Cargill, Mosaic and their respective stockholders.

Cargill is required to reimburse us for $18.5 million in the aggregate of fees and expenses we incurred in connection with the matters described above and negotiation of the Cargill Transaction; such reimbursement was recorded as a capital contribution in stockholders' equity.

We have agreed to conduct a series of additional Formation Offerings, if necessary, within 15 months after the Split-off to provide for the sale by the MAC Trusts of an additional 42.0 million of the shares of our stock that they received in the Split-off.

All other shares of our stock received by the Exchanging Cargill Stockholders and not sold in the Formation Offerings (approximately 128.8 million shares in the aggregate) are generally subject to transfer restrictions and are to be released in three equal annual installments beginning on the two and one-half year anniversary of the Split-off. We would, at the request of the MAC Trusts or at our own election, register certain of our shares for sale in a secondary offering that could occur each year after the second anniversary of the Split-off, with the first such offering occurring not earlier than twelve months after the last of the Formation Offerings and certain other primary or secondary offerings.

Following 180 days after the four-and-a-half year anniversary of the Split-off, the MAC Trusts would have two rights to request that we file a registration statement under the Securities Act of 1933, pursuant to which the MAC Trusts could sell any remaining shares they received in the Split-off.

Our agreements with Cargill and the Exchanging Cargill Stockholders also contain additional provisions relating to private and market sales under specified conditions.

We have agreed that, among other things, and subject to certain exceptions:

  For a period ending two years after the Merger, we will not engage in certain prohibited acts (“Prohibited Acts”), unless we receive an opinion, satisfactory to Cargill, that such action will not result in the Merger, Split-off or Debt Exchange being treated as taxable transactions. Our ability to obtain such an opinion would potentially give us the flexibility to take such actions based on the then-present facts and circumstances. Receipt of any such opinion does not relieve us of our potential indemnification obligations, described below, for engaging in a Prohibited Act.
  We will indemnify Cargill for certain taxes and tax-related losses imposed on Cargill if we engage in a Prohibited Act or in the event we are in breach of representations or warranties made in support of the tax-free nature of the Merger, Split-off and Debt Exchange, if our Prohibited Act or breach causes the Merger, Split-off and/or Debt Exchange to fail to qualify as tax-free transactions.

Generally speaking, Prohibited Acts include:

  Entering into any agreements, understandings, arrangements or substantial negotiations pursuant to which any person would acquire, increase or have the right to acquire or increase such person's ownership interest in us, provided that equity issuances, redemptions from the MAC Trusts and approvals of transfers within an agreed-upon “basket” of up to approximately 40.6 million shares (subject to reductions in the event of redemptions) are not Prohibited Acts.
  Approving or recommending a third-party tender offer or exchange offer for our stock or causing or permitting any merger, reorganization, combination or consolidation of Mosaic or MOS Holdings.
  Causing our “separate affiliated group” (as defined in the Internal Revenue Code) to fail to be engaged in the fertilizer business.
  Reclassifying, exchanging or converting any shares of our stock into another class or series, or changing the voting rights of any shares of our stock (other than a conversion of Class B Common Stock to either Class A Common Stock or Common Stock with stockholder approval in accordance with the applicable provisions of the agreements relating to the Cargill Transaction) or declaring or paying a stock dividend in respect of our common stock.
  Facilitating the acquisition of Mosaic's stock by any person or coordinating group (as defined in IRS regulations) (other than Cargill and its subsidiaries), if such acquisition would result in any person or coordinating group beneficially owning 10% or more of our outstanding Common Stock.
  Facilitating participation in management or operation of the Company (including by becoming a director) by a person or coordinating group (as defined in IRS regulations) (other than Cargill and its subsidiaries) who beneficially owns 5% or more of our outstanding Common Stock.

The Cargill Transaction resulted in no change to our total outstanding shares, the economic rights of our shares or earnings per share. In addition, these transactions did not result in any changes to our accounting policies applied to our Consolidated Financial Statements.